UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

THE BRUCE FUND

REPORT TO SHAREHOLDERS

_______________________

Annual Report

June 30, 2006

BRUCE FUND, INC.

20 North Wacker Drive

Suite 2414

Chicago, Illinois 60606

(312) 236-9160 BRUCE FUND, INC.

Management’s Discussion and Analysis	June 30, 2006

The Bruce Fund (the “Fund”) shares produced a total return of 19.98% for the year ended June 30, 2006, compared to a total return of 8.64% for the S&P 500 for the same period. Both stock and bond holdings contributed to the gain.

Uncertainty in the economy and markets has led us to a more conservative stance in our investments. We are focusing our attention more on the sell side than on the buy side. We see few values that are attractive for capital appreciation. We are constantly reviewing our holdings to weed out investments that have been disappointing and also reduce or eliminate holdings that now appear to have limited upside at current levels. The Fund has also let cash accumulate to 37.97% of assets. This alone tells you how we feel about the market. Opportunities are always present but are fewer and harder to find. Better investment entry points are a ways away.

As stated in the Prospectus, the Fund’s objective is long-term capital appreciation from stocks and/or bonds. Investors must recognize there is a risk of loss of money in investing in Fund shares, as there is in any investment seeking capital appreciation. Shareholders are invited to use the toll-free number (800) 872-7823 to obtain any Fund information, or can visit www.thebrucefund.com, to obtain the same.

Investment Results

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-872-7823.

* The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The S&P 500 Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The chart above assumes an initial investment of $10,000 made on July 1, 1996 and held through June 30, 2006. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Bruce Fund, and to obtain performance data current to the most recent month end, please call 1-800-872-7823. Investing in the Fund involves certain risks that are discussed in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

FUND HOLDINGS – (Unaudited)

1As a percent of net assets.

Availability of Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Qs are available at the SEC’s website at www.sec.gov. The Fund’s Form N-Qs are also available by calling the Fund at (800) 872-7823. The Fund’s Form N-Qs may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ABOUT YOUR FUND’S EXPENSES – (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period (January 1, 2006) and held for the entire period (through June 30, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Bruce Fund	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period* January 1 – June 30, 2006
Actual	$1,000.00	$1,125.29	$5.00
Hypothetical**	$1,000.00	$1,020.09	$4.76

* Expenses are equal to the Fund’s annualized expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).

** Assumes a 5% return before expenses.

BRUCE FUND, INC.
SCHEDULE OF INVESTMENTS
June 30, 2006

COMMON STOCKS - (34.86%)

No. of Shares	Issue	Cost	Market Value
	Automotive/Transportation (5.27%)		
79,800	* AMERCO	$ 2,687,322	$ 8,032,668
239,200	* Amerigon, Inc.	958,960	2,145,624
100,000	* Rural Metro Corp.	140,117	700,000
143,665	* TIMCO Aviation Services, Inc.	790,496	474,094
22,600	Titan International, Inc.	303,604	422,846
3,537	* UAL Corp.	138,650	109,718
		5,019,149	11,884,950
	Business Services (2.18%)		
200,000	* Darling International, Inc.	823,083	906,000
320,900	* Goldleaf Financial Solutions	596,811	576,015
210,000	* Internet Capital Group, Inc.	1,518,587	1,890,000
358,200	* OpenTV Corp. - Class A	1,016,594	1,393,398
706,000	* Sequiam Corp.	308,091	148,260
		4,263,166	4,913,673
	Chemicals (0.31%)		
110,000	* Terra Industries, Inc.	786,500	700,700
	Consumer Products (1.50%)		
395,400	* American Italian Pasta Co. - Class A	1,602,157	3,384,624
	Electronics Manufacturing (0.70%)		
499,800	* Digital Angel Corp.	1,865,101	1,554,378
24,665	* Reptron Electronics, Inc.	102,353	15,786
		1,967,454	1,570,164
	Energy/Energy Services (4.79%)		
275,080	* Arena Resources, Inc.	2,404,563	9,432,493
15,000	* ATP Oil & Gas Corp.	576,945	628,950
30,000	* Team, Inc.	492,572	751,500
		3,474,080	10,812,943
	Health Services (4.37%)		
285,100	* America Service Group, Inc.	3,829,899	4,424,752
100,000	* CV Therapeutics, Inc.	2,688,088	1,397,000
187,415	* EDAP TMS S.A. (ADR)	2,225,829	1,919,130
182,300	* Health Grades, Inc.	156,028	820,350
2,120,737	* Nexmed, Inc.	2,684,250	1,293,649
		11,584,094	9,854,881
	Life Science Products (0.56%)		
40,000	* Serologicals Corp.	754,562	1,257,600
	Manufacturing (2.96%)		
1,390,500	* AirBoss of America Corp. (Canadian)	4,309,242	6,684,551
	Mineral Exploration (2.34%)		
2,365,600	* Admiral Bay Resources, Inc.	2,238,157	1,703,232
613,000	* Crown Resources Corp.	1,178,917	1,992,250
60,000	* Edge Petroleum Corp.	1,358,896	1,198,800
150,270	* Solitario Resources Corp. (Canadian)	168,815	385,548
		4,944,785	5,279,830
	Pharmaceutical/Drug Delivery (5.06%)		
198,200	* Elan Corporation, plc (ADR)	1,872,507	3,309,940
180,000	* Epix Pharmaceuticals, Inc.	1,032,764	783,000
20,000	Merck & Co., Inc.	609,482	728,600
60,000	Pfizer, Inc.	1,523,680	1,408,200
370,025	* QLT, Inc.	4,535,031	2,619,777
45,000	* Sepracor, Inc.	2,248,069	2,571,300
		11,821,533	11,420,817

See accompanying notes which are an integral part of the financial statements.

BRUCE FUND, INC.
SCHEDULE OF INVESTMENTS
June 30, 2006

COMMON STOCKS - (34.86%)

No. of Shares		Issue	Cost	Market Value
	Property-Casualty Insurance (2.35%)			
369,492	*	Gainsco, Inc.	$ 1,369,437	$ 3,136,987
45,000		RLI Corp.	1,969,545	2,168,100
			3,338,982	5,305,087
	Telecommunications (2.47%)			
632,679	*	Ibasis, Inc.	3,338,006	5,567,575
		Total Common Stocks	57,203,710	78,637,395

CONVERTIBLE PREFERRED STOCK (0.21%)

No. of Shares		Issue	Cost	Market Value
	Power Producers (0.21%)			
10,000		AES Trust III 6.75%	331,031	475,000
		Total Convertible Preferred Stocks	331,031	475,000

BONDS (26.42%)

Principal		Issue	Cost	Market Value
	U.S. Government (0.56%)			
$4,000,000		U.S. Treasury "Strips" due 8-15-2028	1,087,806	1,265,968
	Municipal (0.04%)			
1,000,000	*	Indianapolis Airport Authority 6.50% due 11-15-2031	179,108	82,500
	Corporate (2.75%)			
2,000,000	**	Calpine Canada Energy Finance ULC 8.50% due 5-01-2008	1,295,323	1,260,000
2,700,000	**	Calpine Corp. 8.50% due 2-15-2011	1,786,125	1,255,500
2,300,000		Charter Communications LLC 9.92% due 4-1-2011	1,826,750	1,368,500
1,029,000		Danka Business Systems Plc. 10.00% due 4-1-2008	992,721	823,200
1,500,000		Level 3 Commmications, Inc. 9.125% due 5-1-2008	1,183,750	1,500,000
		Total Corporate Bonds	7,084,669	6,207,200
	Corporate Convertibles (23.07%)			
5,000,000		Antigenics Inc. 5.25% due 2-1-2025	2,759,147	2,893,750
200,000	***	Calpine Corp. 4.75% due 11-15-2023	162,000	90,000
1,000,000	***	Cell Therapeutics, Inc. 6.75% due 10-31-2010	1,000,000	850,000
1,400,000		Cell Therapeutics, Inc. 5.75% due 6-15-2008	1,062,739	805,000
3,000,000		Cell Therapeutics, Inc. 5.75% due 6-15-2008	1,972,114	1,447,500
3,000,000		Cell Therapeutics, Inc. 4.00% due 7-1-2010	1,930,698	1,327,500
3,000,000		Ciphergen Biosystems, Inc. 4.50% due 9-1-2008	2,261,256	2,160,000
2,000,000		Covad Communications Group, Inc. 3.00% due 9-15-2024	1,428,259	1,802,500
1,500,000	**	Cray Research 6.125% due 2-1-2011	1,030,250	210,000
5,800,000		Curagen Corp. 4.00% due 2-15-2011	4,464,151	4,292,000
2,000,000		CV Therapeutics Inc. 3.25% due 8-16-2013	1,971,746	1,692,500
1,000,000		deCODE genetics, Inc. 3.50% due 4-15-2011	773,948	755,000
1,200,000		Durect Corp. 6.25% due 6-15-2008	932,375	1,551,000
500,000		Elan Capital Corp. 6.50% due 11-10-2008	387,500	1,147,500
5,500,000		Epix Medical Inc. 3.00% due 6-15-2024	3,967,209	3,712,500
3,150,000		Incyte Corp. 3.50% due 2/15/2011	2,573,627	2,429,437
2,000,000		Indevus Pharmaceuticals, Inc. 6.25% due 7-15-2008	1,721,781	2,282,500
4,000,000		Isis Pharmaceuticals Inc. 5.50% due 5-1-2009	3,402,654	3,740,000
1,000,000	**	Kellstrom Industries Inc. 5.75% due 10-15-2002	53,750	20,000
2,500,000	**	Kellstrom Industries Inc. 5.50% due 6-15-2003	143,750	50,000
1,500,000		Level 3 Communications, Inc. 6.00% due 3-15-2010	786,750	1,250,625
2,700,000		Midway Games, Inc. 6.00% due 9-30-2025	2,518,602	2,473,875
5,423,000		Oscient Pharmaceuticals 3.50% due 4-15-2011	4,217,279	3,613,074
313,000		PMA Capital Corp. 6.50% due 9-30-2022	264,172	346,648
940,000		Spacehab Inc. 8.00% due 10-15-2007	852,157	789,600
4,509,000		Spacehab Inc. 5.50% due 10-15-2010	3,952,719	3,990,465
5,150,000		Terremark Worldwide Inc. 9.00% due 6-15-2009	4,353,484	4,596,375
2,000,000		UT Starcom Inc. 0.875% due 3-1-2008	1,452,500	1,717,500
		Total Corporate Convertibles	52,396,617	52,036,849
		Total Bonds	60,748,200	59,592,517

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

BRUCE FUND, INC.

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2006

NOTE A - ORGANIZATION

Bruce Fund, Inc. (the “Fund”) is a Maryland corporation incorporated on June 20, 1967. The Fund’s only business during the past five years has been as an investment company. The name of the Fund was changed to Bruce Fund, Inc., in October 1983. The Fund is an open end, diversified, management investment company and the Fund’s primary investment objective is long-term capital appreciation. The investment advisor to the Fund is Bruce and Co. (the “Advisor”).

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The financial statements of Bruce Fund, Inc. have been prepared in conformity with accounting principles generally accepted in the United States of America ("US GAAP") and reporting practices prescribed for the mutual fund industry. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A description of the significant accounting policies follows:

1.         Portfolio valuation: Market value of investments is based on the last sales price reported on each valuation date. If there were no reported sales on that day, the investments are valued using the mean of the closing bid and asked quotations obtained from published sources. NASDAQ and unlisted securities for which quotations are available also use the evaluated mean price.

2.          Federal income taxes: The Fund’s policy is to continue to comply with the requirements of the Internal Revenue code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

3.                                  Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded as earned, and discounts on investments are accreted into income using the effective interest method. Realized gains or losses from securities transactions are recorded on the specific identification method for both book and tax purposes. At June 30, 2006, the cost of investments held was $204,019,844 for both financial reporting and federal income tax purposes. At June 30, 2006, gross unrealized appreciation on investments was $32,922,545 and gross unrealized depreciation on investments was $(12,221,574), for a net appreciation of $20,421,971, for both financial reporting and federal income tax purposes.

4.                                  Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Board of Directors. The current approved fair value pricing includes using a combination of the last sales price; last bid and asked price; a third party bid and asked price; and/or an indicated opening range to determine a good faith estimate for the security. Odd lot differentials and brokerage commissions will be excluded in calculating values. The effect of using fair value pricing is that the value derived may only best reflect the value as determined, and the real value may vary higher or lower.

NOTE C - PURCHASES AND SALES OF SECURITIES

During the fiscal year ended June 30, 2006, purchases and sales of securities with original maturities of greater than one year were $71,662,465 and $32,473,152 respectively.

BRUCE FUND, INC.

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2006

NOTE D - RELATED PARTIES

Bruce and Co., an Illinois corporation, is the investment advisor of the Fund and furnishes investment advice. In addition it provides office space and facilities and pays the cost of all prospectuses and financial reports (other than those mailed to current shareholders). Compensation to the Advisor for its services under the Investment Advisory Contract is paid monthly based on the following:

Annual Percentage Fee	Applied to Average Net Assets of Fund
1.0%	Up to $20,000,000; plus
0.6%	$20,000,000 to $100,000,000; plus
0.5%	over $100,000,000.

As of June 30, 2006, Robert B. Bruce owned 13,294 shares and R. Jeffrey Bruce owned 2,070 shares. Robert B. Bruce is a director of the Fund; both Robert B. Bruce and R. Jeffrey Bruce are officers of the Fund and are officers, directors and owners of the Advisor.

NOTE E - TAXES

The Fund has made distributions to its shareholders so as to be relieved of all Federal income tax under provisions of current tax regulations applied to regulated investment companies.

NOTE F - DIVIDEND DISTRIBUTION

During December 2005, the Fund announced a dividend from net investment income of $5.408834 per share, a short-term capital gain distribution of $1.843163, and a long-term capital gain distribution of $2.938168 per share. These distributions were payable December 28, 2005 to shareholders of record on December 27, 2005.

NOTE G – RESTRICTED SECURITIES

The Fund has acquired several securities, the sale of which is restricted, through private placements. At June 30, 2006, the aggregate value of such securities amounted to $940,000. The securities have been valued using quoted market prices. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholders

Bruce Fund, Inc:

We have audited the accompanying statement of assets and liabilities of Bruce Fund, Inc. (the “Fund”), a Maryland corporation, including the schedule of investments as of June 30, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for the years ended June 30, 2006 and 2005, and the financial highlights for the five years ended June 30, 2006. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Fund was not required to have, nor were we engaged to perform an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2006 by correspondence with the Custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Bruce Fund, Inc. as of June 30, 2006, the results of its operations for the year then ended, the changes in its net assets for the years ended June 30, 2006 and 2005, and the financial highlights for the five years ended June 30, 2006, in conformity with accounting principles generally accepted in the United States of America.

/s/ Grant Thornton LLP

Chicago, Illinois

August 17, 2006

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 are available without charge upon request by (1) calling the Fund at (800) 872-7823 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

BRUCE FUND

OFFICERS AND

DIRECTORS

Robert B. Bruce

President and Treasurer

R. Jeffrey Bruce

Vice President and Secretary

John R. Nixon

Director

W. Martin Johnson

Director

Investment Adviser

Bruce and Co., Inc.

Chicago, Illinois

Custodian

Huntington National Bank

Columbus, Ohio

Transfer Agent

Unified Fund Services, Inc.

Indianapolis, Indiana

Counsel

Thomas P. Ward

Lake Forest, Illinois

Independent Registered Public Accounting Firm

Grant Thornton LLP

Chicago, Illinois

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fees and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.

(a)        As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.

(c)	Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)	Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Directors has determined that the registrant does not have an audit committee financial expert. The Board of Directors has determined that, although none of its members meet the technical definition of an audit committee financial expert, the Board of Directors has sufficient financial expertise to adequately perform its duties without the addition of a qualified expert.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees
	FY 2006	$25,000
	FY 2005	$13,695

(b)	Audit-Related Fees
Registrant
	FY 2006	N/A
	FY 2005	N/A
Nature of the fees:

(c)	Tax Fees
		Registrant
	FY 2006	$3,846
	FY 2005	$2,500
	Nature of the fees:

(d)	All Other Fees
		Registrant
	FY 2006	$0
	FY 2005	$0
	Nature of the fees:

(e) (1)	Audit Committee’s Pre-Approval Policies

The independent Directors of the Board of Directors serve as the Audit Committee. Currently, they do not have written pre-approval policies for choosing the Trust’s independent public accounting firm, but will consider adopting such policies in the future. The independent Directors select the independent public accounting firm each year based on their annual review of the performance, cost and independence of the prior year’s independent public accounting firm.

(2)	Percentages of Services Approved by the Audit Committee

The Board of Directors does not currently have a separate Audit Committee, and the following percentages of services were approved by the independent Directors:

                                     Registrant

Audit-Related Fees:	100%
Tax Fees:	100%
All Other Fees:	N/A

None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)        The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

	Registrant	Advisor
FY 2006	$ 0	$ 0
FY 2005	$ 0	$ 0

(h)        Not applicable. The auditor performed no services for the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. NOT APPLICABLE – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders. NOT APPLICABLE

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of Directors.

Item 11. Controls and Procedures.

(a)        Based on an evaluation of the registrant’s disclosure controls and procedures as of August 16, 2006, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)        There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code is filed herewith

(a)(2)

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.